Earnings Per Share - Narrative (Details) - $ / shares shares in Millions	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options' exercise prices, lower limit (USD per share)	$ 45.13	$ 39.42	$ 38.75
Options' exercise prices, upper limit (USD per share)	$ 78.46	$ 78.46	$ 78.46
Options to Purchase Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options to purchase shares of common stock excluded from the computation of diluted earnings per share (shares)	4.5	5.1	5.9
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options to purchase shares of common stock excluded from the computation of diluted earnings per share (shares)	5.6	5.9	6.8